Fair Value of Warrants - Additional Information (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes In Fair Value Of Warrants [Line Items]
Fair value of warrants issue price	$ 9.96	$ 9.60		$ 33.80
Minimum [Member]
Changes In Fair Value Of Warrants [Line Items]
Fair value of stock price in computing fair value for warrants issued	$ 9.60	$ 9.60	$ 29.85	$ 11.90	$ 4.80
Maximum [Member]
Changes In Fair Value Of Warrants [Line Items]
Fair value of stock price in computing fair value for warrants issued	$ 9.96	$ 33.80	$ 33.80	$ 33.80	$ 11.90